Notes Payable	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Notes Payable

Note 5 – Notes Payable

	September 30, 2013	December 31, 2012
In October 2010, a third party loaned the Company $50,000 under a demand note bearing zero interest. This note is in default.	$50,000	$50,000

In March 2011, a third party loaned the Company $11,500 under a demand note bearing interest from 8-10% per year. This note was acquired in the merger and is in default.	11,500	-

In December 2011, third parties loaned the Company $5,600 under demand notes bearing a 10% late fee. This note was acquired in the merger and is in default.	5,600	-

In February 2013, the Company executed a promissory note in the principal amount of $50,000, bearing an interest rate of 18%. The payment terms involve two payments of $25,000 each. This note is currently in default.	50,000	-

	$117,100	$50,000